Post-employment benefits for associates - Breakdown of DBO for pension plans by geography and type of member (Details) - Pension plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ (592)	$ (638)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	(36)	(31)
Fair value of plan assets	430	448
Funded status	(162)	(190)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(84)	(88)
Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(114)	(133)
Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(368)	(399)
Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(93)	(104)
Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(131)	(135)
Country of domicile | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(267)	(282)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	0	0
Fair value of plan assets	181	191
Funded status	(86)	(91)
Country of domicile | Switzerland | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(43)	(49)
Country of domicile | Switzerland | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(43)	(42)
Country of domicile | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(226)	(241)
Country of domicile | Switzerland | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(8)	(8)
Country of domicile | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(33)	(33)
Foreign countries | United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(92)	(99)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	0	0
Fair value of plan assets	70	74
Funded status	(22)	(25)
Foreign countries | United States | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(21)	(22)
Foreign countries | United States | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(1)	(3)
Foreign countries | United States | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(25)	(31)
Foreign countries | United States | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(29)	(31)
Foreign countries | United States | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(38)	(37)
Foreign countries | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(84)	(93)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	0	0
Fair value of plan assets	21	19
Funded status	(63)	(74)
Foreign countries | Germany | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | Germany | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(63)	(74)
Foreign countries | Germany | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(42)	(47)
Foreign countries | Germany | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(16)	(19)
Foreign countries | Germany | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(26)	(27)
Foreign countries | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(53)	(62)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	(4)	(5)
Fair value of plan assets	57	67
Funded status	4	5
Foreign countries | United Kingdom | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | United Kingdom | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | United Kingdom | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | United Kingdom | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(26)	(31)
Foreign countries | United Kingdom | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(27)	(31)
Foreign countries | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(96)	(102)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	(32)	(26)
Fair value of plan assets	101	97
Funded status	5	(5)
Foreign countries | Rest of the world | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(20)	(17)
Foreign countries | Rest of the world | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(7)	(14)
Foreign countries | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(75)	(80)
Foreign countries | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(14)	(15)
Foreign countries | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ (7)	$ (7)